UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-06044

Morgan Stanley European Equity Fund Inc.
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York			10036
(Address of principal executive offices)			(Zip code)

John H. Gernon 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-296-0289

Date of fiscal year end:	October 31,

Date of reporting period:	April 30, 2019

Item 1 - Report to Shareholders

INVESTMENT MANAGEMENT

Morgan Stanley
European Equity Fund Inc.

Semi-Annual Report

April 30, 2019

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission ("SEC"), paper copies of the Fund's Annual and Semi-Annual Reports to Shareholders ("Shareholder Reports") will no longer be sent by mail, unless you specifically request paper copies of the Shareholder Reports from the Fund or from your financial intermediary, such as a broker-dealer or a bank. Instead, the Shareholder Reports will be made available on the Fund's website, https://www.morganstanley.com/im/shareholderreports and you will be notified by mail each time a Shareholder Report is posted and provided with a website link to access the Shareholder Report. If you already elected to receive Shareholder Reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive Shareholder Reports and other communications from the Fund electronically anytime by contacting your financial intermediary or, if you are a direct investor, please follow the instructions on the envelope.

Beginning on January 1, 2019, you may elect to receive all future Shareholder Reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your Shareholder Reports. If you invest directly with the Fund, please follow the instructions on the envelope to let the Fund know you wish to continue receiving paper copies of your Shareholder Reports. Your election to receive Shareholder Reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the fund complex if you invest directly with a fund.

Morgan Stanley European Equity Fund Inc.

Table of Contents

Welcome Shareholder	3
Fund Report	4
Performance Summary	7
Expense Example	8
Portfolio of Investments	10
Statement of Assets and Liabilities	12
Statement of Operations	13
Statements of Changes in Net Assets	14
Notes to Financial Statements	15
Financial Highlights	28
Privacy Notice	33

Welcome Shareholder,

We are pleased to provide this Semi-Annual report, in which you will learn how your investment in Morgan Stanley European Equity Fund Inc. (the "Fund") performed during the latest six-month period. It includes an overview of the market conditions and discusses some of the factors that affected performance during the reporting period. In addition, the report contains financial statements and a list of portfolio holdings.

Morgan Stanley Investment Management is a client-centric, investor-led organization. Our global presence, intellectual capital, and breadth of products and services enable us to partner with investors to meet the evolving challenges of today's financial markets. We aim to deliver superior investment service and to empower our clients to make the informed decisions that help them reach their investment goals.

As always, we thank you for selecting Morgan Stanley Investment Management and look forward to working with you in the months and years ahead.

This material must be preceded or accompanied by a prospectus for the fund being offered.

Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

Fund Report (unaudited)

For the six months ended April 30, 2019

Total Return for the 6 Months Ended April 30, 2019
Class A	Class B	Class L	Class I	Class C	MSCI Europe Index[1]	Lipper European Region Funds Index[2]
6.73%	6.55%	6.43%	6.91%	6.33%	8.48%	7.70%

The performance of Morgan Stanley European Equity Fund Inc.'s (the "Fund") five share classes varies because each has different expenses. The Fund's total returns assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. See Performance Summary for standardized performance and benchmark information.

The Fund's Distributor has agreed to reduce the 12b-1 fee on Class B shares of the Fund to the extent it exceeds 0.24% of the average daily net assets of such shares on an annualized basis. This waiver will continue for at least one year from the date of the Fund's prospectus or until such time that the Fund's Board of Directors acts to discontinue all or a portion of such waiver when it deems that such action is appropriate.

Market Conditions

Over the six-month period ended April 30, 2019, the markets saw an incredible turnaround. The last two months of 2018 continued in the same vain as the previous six months, with markets selling off on the back of weaker economic data and growing concerns over trade tensions, Brexit and overall global political uncertainty. The new year brought in renewed optimism with global markets staging an incredible rally on the back of more dovish tones from both the Federal Reserve (Fed) and the European Central Bank (ECB).

European markets rebounded strongly in the first four months of 2019, recouping much of the fourth quarter's loss. Data continued to show that Brexit, tariffs and trade tensions, and political uncertainty were weighing on economic activity throughout the region. However, markets embraced the more dovish signals from the ECB and the Fed. Both central banks trimmed their respective growth forecasts and said they would not raise rates this year.

The more bullish markets in this calendar year so far have meant that the more cyclical sectors such as information technology, consumer discretionary and industrials were the better preforming sectors, with defensive sectors health care and utilities performing less well in the first four months of 2019.

Overall, we think that global growth continues to be positive, despite some of the lowered expectations that we have seen recently. Europe should continue to see a supportive ECB monetary policy, and at a corporate level, the earnings season so far in 2019 has been relatively positive. Overall, we believe valuations in Europe continue to be attractive on a relative basis.

The portfolio is invested in European companies which we believe are leaders in their field. These companies tend to operate in industries with high barriers to entry, enjoy strong market share and, in our opinion, have the ability to generate superior and enduring profitability over time.

Performance Analysis

All share classes of the Fund underperformed both the MSCI Europe Index (the "Index") and the Lipper European Region Funds Index for the six months ended April 30, 2019, assuming no deduction of applicable sales charges.

Detractors from performance included stock selection in consumer staples (a U.K. health and homecare product manufacturer, a U.K. tobacco company and a German household and personal care manufacturer) and consumer discretionary (a Spanish biotechnology company, a German hospital operator and a Franco-Italian eyewear manufacturer). The portfolio's overweight in health care and zero weighting in utilities also detracted from relative performance.

Key contributors to performance included stock selection in industrials (a Finnish engineering company) and health care (a Danish medical products and services company and a Danish pharmaceutical company). The portfolio's overweights in industrials and information technology contributed positively to performance, as did the zero weightings in the energy, financials and communication services sectors.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Fund in the future.

TOP 10 HOLDINGS as of 04/30/19
SAP SE	4.9%
ASML Holding N.V.	4.7
Hermes International	4.4
Coloplast A/S, Series B	4.3
RELX PLC	4.3
Experian PLC	4.3
Symrise AG	4.3
British American Tobacco PLC	4.2
Grifols SA	4.2
Amadeus IT Group SA	4.2
TOP FIVE COUNTRIES as of 04/30/19
Switzerland	21.7%
Germany	20.2
United Kingdom	19.5
Denmark	11.7
Spain	8.4

Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the securities mentioned above. Top 10 holdings and top five countries are as a percentage of net assets.

Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

Investment Strategy

The Fund will normally invest at least 80 percent of its assets in equity securities issued by issuers located in European countries. This policy may be changed without shareholder approval; however, you would be notified upon 60 days' notice in writing of any changes. European countries are defined as countries included in the Index. A company is considered to be located in Europe if (i) it is organized under the laws of a European country and has a principal office in a European country; (ii) it derives at least 50 percent of its total revenues or profits from businesses in Europe or has at least 50 percent of its assets in Europe; or (iii) its equity securities are traded principally on a stock exchange in Europe. The Fund may also invest in emerging market or developing countries.

For More Information About Portfolio Holdings

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its Semi-Annual and Annual Reports within 60 days of the end of the fund's second and fourth fiscal quarters. The Semi-Annual Reports and the Annual Reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the Semi-Annual and Annual Reports to fund shareholders and makes these reports available on its public web site, www.morganstanley.com/im/shareholderreports. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters as an attachment to Form N-PORT. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public web site. You may, however, obtain the Form N-PORT filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's web site,

http://www.sec.gov. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov).

Proxy Voting Policy and Procedures and Proxy Voting Record

You may obtain a copy of the Fund's Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 548-7786 or by visiting the Mutual Fund Center on our web site at www.morganstanley.com/im/shareholderreports. It is also available on the SEC's web site at http://www.sec.gov.

You may obtain information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting the Mutual Fund Center on our web site at www.morganstanley.com/im/shareholderreports. This information is also available on the SEC's web site at http://www.sec.gov.

Householding Notice

To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents, including shareholder reports, prospectuses and proxy materials, to investors with the same last name who reside at the same address. Your participation in this program will continue for an unlimited period of time unless you instruct us otherwise. You can request multiple copies of these documents by calling (800) 548-7786, 8:00 a.m. to 6:00 p.m., ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

Performance Summary (unaudited)

Average Annual Total Returns—Period Ended April 30, 2019
Symbol	Class A Shares* (since 07/28/97) EUGAX		Class B Shares** (since 06/01/90) EUGBX		Class L Shares† (since 07/28/97) EUGCX	Class I Shares†† (since 07/28/97) EUGDX	Class C Shares††† (since 04/30/15) MSEEX
1 Year	0.74 –4.56[4]	%[3]	0.66 –4.34[4]	%[3]	0.30 —%[3]	1.14 —%[3]	0.00 –1.00[4]	%[3]
5 Years	–0.24[3] –1.31[4]		–0.26[3] –0.62[4]		–0.74[3] —	0.11[3] —	— —
10 Years	7.17[3] 6.59[4]		7.16[3] 7.16[4]		6.52[3] —	7.49[3] —	— —
Since Inception	4.41[3] 4.16[4]		6.52[3] 6.52[4]		3.70[3] —	4.74[3] —	–0.28[3] –0.28[4]
Gross Expense Ratio	1.62		1.53		2.12	1.34	2.68

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. For most recent month-end performance figures, please visit www.morganstanley.com/im/shareholderreports or speak with your Financial Advisor. Investment returns and principal value will fluctuate and fund shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance for Class A, Class B, Class L, Class I and Class C shares will vary due to differences in sales charges and expenses. See the Fund's current prospectus for complete details on fees and sales charges. Expense ratios are as of each Fund's fiscal year end as outlined in the Fund's current prospectus.

*  The maximum front-end sales charge for Class A is 5.25%.

**  The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%. The CDSC declines to 0% after six years. The conversion feature was suspended because the total annual operating expense ratio of Class B was lower than that of Class A. Effective March 2019, the conversion feature is no longer suspended as the annual operating expense ratio of Class B is no longer lower than that of Class A. See "Conversion Feature" for Class B shares in "Share Class Arrangements" of the Prospectus for more information. Class B shares are closed to new investments.

†  Class L has no sales charge. Class L shares are closed to new investments.

††  Class I has no sales charge.

†††  The maximum contingent deferred sales charge for Class C is 1.0% for shares redeemed within one year of purchase.

(1)  The MSCI Europe Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance in Europe. The term "free float" represents the portion of shares outstanding that are deemed to be available for purchase in the public equity markets by investors. The performance of the Index is listed in U.S. dollars and assumes reinvestment of net dividends. "Net dividends" reflects a reduction in dividends after taking into account withholding of taxes by certain foreign countries represented in the Index. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

(2)  The Lipper European Region Funds Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper European Region Funds classification. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 10 funds represented in this Index. The Fund was in the Lipper European Region Funds classification as of the date of this report.

(3)  Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.

(4)  Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.

Expense Example (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees; and (2) ongoing costs, which may include advisory fees, administration fees, distribution and shareholder services (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 11/01/18 – 04/30/19.

Actual Expenses

The first line of the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table on the following page provides information about hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Example (unaudited) continued

	Beginning Account Value	Ending Account Value	Expenses Paid During Period(1)
	11/01/18	04/30/19	11/01/18 – 04/30/19
Class A
Actual (6.73% return)	$1,000.00	$1,067.30	$6.82
Hypothetical (5% annual return before expenses)	$1,000.00	$1,018.20	$6.66
Class B
Actual (6.55% return)	$1,000.00	$1,065.50	$7.12
Hypothetical (5% annual return before expenses)	$1,000.00	$1,017.90	$6.95
Class L
Actual (6.43% return)	$1,000.00	$1,064.30	$9.72
Hypothetical (5% annual return before expenses)	$1,000.00	$1,015.37	$9.49
Class I
Actual (6.91% return)	$1,000.00	$1,069.10	$5.39
Hypothetical (5% annual return before expenses)	$1,000.00	$1,019.59	$5.26
Class C
Actual (6.33% return)	$1,000.00	$1,063.30	$11.00
Hypothetical (5% annual return before expenses)	$1,000.00	$1,014.13	$10.74

  (1)  Expenses are equal to the Fund's annualized expense ratios of 1.33%, 1.39%, 1.90%, 1.05% and 2.15% for Class A, Class B, Class L, Class I and Class C shares, respectively, multiplied by the average account value over the period and multiplied by 181/365 (to reflect the one-half year period). If the Fund had borne all of its expenses, the annualized expense ratios would have been 1.52%, 1.62%, 2.22%, 1.32% and 3.17% for Class A, Class B, Class L, Class I and Class C shares, respectively.

The Fund's Distributor has agreed to reduce the 12b-1 fee on Class B shares of the Fund to the extent it exceeds 0.24% of the average daily net assets of such shares on an annualized basis. This waiver will continue for at least one year from the date of the Fund's prospectus or until such time that the Fund's Board of Directors acts to discontinue all or a portion of such waiver when it deems that such action is appropriate.

Morgan Stanley European Equity Fund Inc.

Portfolio of Investments  ■  April 30, 2019 (unaudited)

NUMBER OF SHARES		VALUE
	Common Stocks (98.3%)
	Denmark (11.7%)
	Chemicals
75,826	Novozymes A/S, Series B	$3,533,679
	Health Care Equipment & Supplies
40,814	Coloplast A/S, Series B	4,403,740
	Pharmaceuticals
79,593	Novo Nordisk A/S, Series B	3,892,180
	Total Denmark	11,829,599
	Finland (3.9%)
	Machinery
71,628	Kone Oyj, Class B	3,925,315
	France (4.4%)
	Textiles, Apparel & Luxury Goods
6,386	Hermes International	4,492,346
	Germany (20.2%)
	Auto Components
24,504	Continental AG	4,049,998
	Chemicals
45,059	Symrise AG	4,331,124
	Health Care Providers & Services
72,330	Fresenius SE & Co., KGaA	4,103,321
	Household Products
29,525	Henkel AG & Co., KGaA (Preference)	2,988,321
	Software
38,798	SAP SE	4,986,047
	Total Germany	20,458,811
	Netherlands (4.7%)
	Semiconductors & Semiconductor Equipment
22,775	ASML Holding N.V.	4,739,518
NUMBER OF SHARES		VALUE
	Spain (8.4%)
	Biotechnology
152,770	Grifols SA	$4,239,123
	Information Technology Services
53,150	Amadeus IT Group SA	4,227,759
	Total Spain	8,466,882
	Sweden (3.8%)
	Building Products
182,747	Assa Abloy AB, Class B	3,898,490
	Switzerland (21.7%)
	Building Products
8,808	Geberit AG (Registered)	3,693,663
	Food Products
37,896	Nestle SA (Registered)	3,646,600
	Health Care Equipment & Supplies
17,795	Alcon, Inc. (a)	1,024,791
	Pharmaceuticals
37,094	Novartis AG (Registered)	3,029,189
13,073	Roche Holding AG (Genusschein)	3,446,104
		6,475,293
	Professional Services
1,476	SGS SA (Registered)	3,895,151
	Textiles, Apparel & Luxury Goods
44,884	Cie Financiere Richemont SA (Registered)	3,281,670
	Total Switzerland	22,017,168
	United Kingdom (19.5%)
	Hotels, Restaurants & Leisure
153,474	Compass Group PLC	3,488,268
	Household Products
39,712	Reckitt Benckiser Group PLC	3,209,083

See Notes to Financial Statements

Morgan Stanley European Equity Fund Inc.

Portfolio of Investments  ■  April 30, 2019 (unaudited) continued

NUMBER OF SHARES		VALUE
	Professional Services
150,507	Experian PLC	$4,366,811
190,907	RELX PLC (a)	4,380,924
		8,747,735
	Tobacco
109,514	British American Tobacco PLC	4,269,908
	Total United Kingdom	19,714,994
	Total Common Stocks (Cost $76,604,095)	99,543,123
NUMBER OF SHARES (000)
	Short-Term Investment (0.9%)
	Investment Company
956	Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (See Note 6) (Cost $956,144)	956,144
Total Investments (Cost $77,560,239) (b)	99.2%	100,499,267
Other Assets in Excess of Liabilities	0.8	780,754
Net Assets	100.0%	$101,280,021

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund's prospectus and/or statement of additional information relating to geographic classifications.

  (a)  Non-income producing security.

  (b)  At April 30, 2019, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $25,254,949 and the aggregate gross unrealized depreciation is $2,315,921, resulting in net unrealized appreciation of $22,939,028.

Summary of Investments

INDUSTRY	VALUE	PERCENT OF TOTAL INVESTMENTS
Professional Services	$12,642,886	12.6%
Pharmaceuticals	10,367,473	10.3
Chemicals	7,864,803	7.8
Textiles, Apparel & Luxury Goods	7,774,016	7.7
Building Products	7,592,153	7.6
Household Products	6,197,404	6.2
Health Care Equipment & Supplies	5,428,531	5.4
Software	4,986,047	5.0
Semiconductors & Semiconductor Equipment	4,739,518	4.7
Tobacco	4,269,908	4.2
Biotechnology	4,239,123	4.2
Information Technology Services	4,227,759	4.2
Health Care Providers & Services	4,103,321	4.1
Auto Components	4,049,998	4.0
Machinery	3,925,315	3.9
Food Products	3,646,600	3.6
Hotels, Restaurants & Leisure	3,488,268	3.5
Investment Company	956,144	1.0
	$100,499,267	100.0%

See Notes to Financial Statements

Morgan Stanley European Equity Fund Inc.

Financial Statements

Statement of Assets and Liabilities April 30, 2019 (unaudited)

Assets:
Investments in securities, at value (cost $76,604,095)	$99,543,123
Investment in affiliate, at value (cost $956,144)	956,144
Total investments in securities, at value (cost $77,560,239)	100,499,267
Receivable from Distributor	84,889
Receivable for:
Foreign withholding taxes reclaimed	628,301
Dividends	323,321
Dividends from affiliate	1,513
Prepaid expenses and other assets	83,166
Total Assets	101,620,457
Liabilities:
Payable for:
Capital stock redeemed	96,081
Advisory fee	58,851
Directors' fees	45,327
Transfer and sub transfer agent fees	32,530
Distribution fee	23,375
Administration fee	6,598
Accrued expenses and other payables	77,674
Total Liabilities	340,436
Net Assets	$101,280,021
Composition of Net Assets:
Paid-in-capital	$77,131,981
Total distributable earnings	24,148,040
Net Assets	$101,280,021
Class A Shares:
Net Assets	$92,514,724
Shares Outstanding (500,000,000 shares authorized, $0.01 par value)	4,979,027
Net Asset Value Per Share	$18.58
Maximum Offering Price Per Share, (net asset value plus 5.54% of net asset value)	$19.61
Class B Shares:
Net Assets	$320,616
Shares Outstanding (500,000,000 shares authorized, $0.01 par value)	18,282
Net Asset Value Per Share	$17.54
Class L Shares:
Net Assets	$1,869,883
Shares Outstanding (500,000,000 shares authorized, $0.01 par value)	105,352
Net Asset Value Per Share	$17.75
Class I Shares:
Net Assets	$6,343,223
Shares Outstanding (500,000,000 shares authorized, $0.01 par value)	328,631
Net Asset Value Per Share	$19.30
Class C Shares:
Net Assets	$231,575
Shares Outstanding (500,000,000 shares authorized, $0.01 par value)	13,128
Net Asset Value Per Share	$17.64

See Notes to Financial Statements

Morgan Stanley European Equity Fund Inc.

Financial Statements continued

Statement of Operations For the six months ended April 30, 2019 (unaudited)

Net Investment Income: Income
Dividends (net of $186,859 foreign withholding tax)	$1,271,142
Dividends from affiliate (Note 6)	9,765
Income from securities loaned - net	338
Total Income	1,281,245
Expenses
Advisory fee (Note 3)	420,630
Distribution fee (Class A shares) (Note 4)	25,830
Distribution fee (Class B shares) (Note 4)	81,345
Distribution fee (Class L shares) (Note 4)	6,681
Distribution fee (Class C shares) (Note 4)	1,195
Professional fees	63,867
Administration fee (Note 3)	38,679
Sub transfer agent fees and expenses (Class A shares)	2,121
Sub transfer agent fees and expenses (Class B shares)	30,089
Sub transfer agent fees and expenses (Class L shares)	754
Sub transfer agent fees and expenses (Class I shares)	1,404
Sub transfer agent fees and expenses (Class C shares)	139
Registration fees	27,981
Transfer agent fees and expenses (Class A shares) (Note 5)	3,524
Transfer agent fees and expenses (Class B shares) (Note 5)	19,796
Transfer agent fees and expenses (Class L shares) (Note 5)	1,422
Transfer agent fees and expenses (Class I shares) (Note 5)	1,167
Transfer agent fees and expenses (Class C shares) (Note 5)	985
Shareholder reports and notices	20,276
Custodian fees (Note 8)	11,564
Directors' fees and expenses	4,170
Other	6,452
Total Expenses	770,071
Less: waiver of Advisory fees (Note 3)	(85,920)
Less: reimbursement of class specific expenses (Class A shares) (Note 3)	(2,469)
Less: reimbursement of class specific expenses (Class B shares) (Note 3)	(15,246)
Less: reimbursement of class specific expenses (Class L shares) (Note 3)	(1,284)
Less: reimbursement of class specific expenses (Class I shares) (Note 3)	(2,571)
Less: reimbursement of class specific expenses (Class C shares) (Note 3)	(1,004)
Less: rebate from Morgan Stanley affiliated cash sweep (Note 6)	(870)
Net Expenses	660,707
Net Investment Income	620,538
Realized and Unrealized Gain (Loss): Realized Gain (Loss) on:
Investments	849,459
Foreign currency translation	(10,009)
Net Realized Gain	839,450
Change in Unrealized Appreciation (Depreciation) on:
Investments	4,811,255
Foreign currency translation	(5,693)
Net Change in Unrealized Appreciation (Depreciation)	4,805,562
Net Gain	5,645,012
Net Increase	$6,265,550

See Notes to Financial Statements

Morgan Stanley European Equity Fund Inc.

Financial Statements continued

Statements of Changes in Net Assets

	FOR THE SIX MONTHS ENDED APRIL 30, 2019	FOR THE YEAR ENDED OCTOBER 31, 2018
	(unaudited)
Increase (Decrease) in Net Assets: Operations:
Net investment income	$620,538	$694,625
Net realized gain	839,450	5,375,686
Net change in unrealized appreciation (depreciation)	4,805,562	(12,380,144)
Net Increase (Decrease)	6,265,550	(6,309,833)
Dividends and Distributions to Shareholders:
Class A shares	(25,234)	(46,993)
Class B shares	(562,928)	(685,960)
Class L shares	(217)	(3,769)
Class I shares	(59,851)	(47,275)
Total Dividends and Distributions to Shareholders	(648,230)	(783,997)
Net decrease from capital stock transactions	(5,349,742)	(13,107,133)
Redemption fees	79	—
Net Increase (Decrease)	267,657	(20,200,963)
Net Assets:
Beginning of period	101,012,364	121,213,327
End of Period	$101,280,021	$101,012,364

See Notes to Financial Statements

Morgan Stanley European Equity Fund Inc.

Notes to Financial Statements  ■  April 30, 2019 (unaudited)

1. Organization and Accounting Policies

Morgan Stanley European Equity Fund Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund applies investment company accounting and reporting guidance. The Fund's investment objective is to maximize the capital appreciation of its investments. The Fund was incorporated in Maryland on February 13, 1990 and commenced operations on June 1, 1990. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class L shares, Class I shares and Class C shares. The five classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, most Class B shares and most Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within eighteen months, six years and one year, respectively. Class L shares and Class I shares are not subject to a sales charge. Additionally, Class A shares, Class B shares, Class L shares and Class C shares incur distribution expenses.

The Fund suspended offering Class B and Class L shares to all investors (February 25, 2013 and April 30, 2015, respectively). Class B and Class L shareholders of the Fund do not have the option of purchasing additional Class B or Class L shares. However, the existing Class B and Class L shareholders may invest through reinvestment of dividends and distributions. Effective February 28, 2019, Class B shares will generally convert to Class A shares approximately six years after the end of the calendar month in which the shares were purchased.

The Fund will assess a 2% redemption fee on Class A shares, Class B shares, Class L shares, Class I shares and Class C shares, which is paid directly to the Fund, for shares redeemed or exchanged within thirty days of purchase, subject to certain exceptions. The redemption fee is designed to protect the Fund and its remaining shareholders from the effects of short-term trading. These fees, if any, are included in the Statements of Changes in Net Assets.

The following is a summary of significant accounting policies:

In August 2018, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") 2018-13, Fair Value Measurement (Topic 820) — Disclosures Framework — Changes to Disclosure Requirements of Fair Value Measurement ("ASU 2018-13") which introduces new fair value disclosure requirements as well as eliminates and modifies certain existing fair value disclosure requirements. ASU 2018-13 would be effective for fiscal years beginning after December 15, 2019 and for interim periods within those fiscal years; however, management has elected to early adopt ASU 2018-13 as permitted by the standard. The impact of the Fund's adoption was limited to changes in the Fund's financial statement disclosures regarding fair value, primarily those disclosures related to

Morgan Stanley European Equity Fund Inc.

Notes to Financial Statements  ■  April 30, 2019 (unaudited) continued

transfers between levels of the fair value hierarchy and disclosure of the range and weighted average used to develop significant unobservable inputs for Level 3 fair value measurements, when applicable.

A. Valuation of Investments — (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (2) all other equity portfolio securities for which over-the-counter ("OTC") market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers; (3) certain portfolio securities may be valued by an outside pricing service/vendor approved by the Fund's Board of Directors (the "Directors"). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. Alternatively, if a valuation is not available from an outside pricing service/vendor, and the security trades on an exchange, the security may be valued at its latest reported sale price (or at the exchange official closing price if such exchange reports an official closing price), prior to the time when assets are valued. If there are no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available in the relevant exchanges; (4) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Management Inc. (the "Adviser") or Morgan Stanley Investment Management Limited (the "Sub-Adviser"), each a wholly-owned subsidiary of Morgan Stanley, determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Directors; Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the New York Stock

Morgan Stanley European Equity Fund Inc.

Notes to Financial Statements  ■  April 30, 2019 (unaudited) continued

Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Directors or by the Adviser using a pricing service and/or procedures approved by the Directors; (5) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; and (6) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day.

The Directors have responsibility for determining in good faith the fair value of the investments, and the Directors may appoint others, such as the Fund's Adviser or a valuation committee, to assist the Directors in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Fund's Adviser has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Fund's valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

B. Accounting for Investments — Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date, except for certain dividends on foreign securities which are recorded as soon as the Fund is informed after the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities and are included in interest income. Interest income is accrued daily as earned.

C. Multiple Class Allocations — Investment income, realized and unrealized gain (loss) and non-class specific expenses are allocated daily based upon the proportion of net assets of each class. Class specific expenses are borne by the respective share classes and include Distribution, Transfer Agent and Sub Transfer Agent fees.

D. Foreign Currency Translation and Foreign Investments — The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

— investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

— investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Morgan Stanley European Equity Fund Inc.

Notes to Financial Statements  ■  April 30, 2019 (unaudited) continued

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. The change in unrealized currency gains (losses) on foreign currency translations for the period is reflected in the Statement of Operations.

E. Securities Lending — The Fund may lend securities to qualified financial institutions, such as broker-dealers, to earn additional income. Any increase or decrease in the fair value of the securities loaned that might occur and any interest earned or dividends declared on those securities during the term of the loan would remain in the Fund. The Fund receives cash or securities as collateral in an amount equal to or exceeding 100% of the current fair value of the loaned securities. The collateral is marked-to-market daily by State Street Bank and Trust Company ("State Street"), the securities lending agent, to ensure that a minimum of 100% collateral coverage is maintained.

Based on pre-established guidelines, the securities lending agent invests any cash collateral that is received in an affiliated money market portfolio and repurchase agreements. Securities lending income is generated from the earnings on the invested collateral and borrowing fees, less any rebates owed to the borrowers and compensation to the lending agent, and is recorded as "Income from securities loaned — net" in the Fund's Statement of Operations.

The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.

As of April 30, 2019, there were no securities out on loan.

Morgan Stanley European Equity Fund Inc.

Notes to Financial Statements  ■  April 30, 2019 (unaudited) continued

F. Dividends and Distributions to Shareholders — Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually.

G. Use of Estimates — The preparation of financial statements in accordance with generally accepted accounting principles in the United States ("GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

H. Indemnifications — The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

2. Fair Valuation Measurements

FASB Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

•  Level 1 — unadjusted quoted prices in active markets for identical investments

•  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 — significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

Morgan Stanley European Equity Fund Inc.

Notes to Financial Statements  ■  April 30, 2019 (unaudited) continued

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund's investments as of April 30, 2019:

INVESTMENT TYPE	LEVEL 1 UNADJUSTED QUOTED PRICES	LEVEL 2 OTHER SIGNIFICANT OBSERVABLE INPUTS	LEVEL 3 SIGNIFICANT UNOBSERVABLE INPUTS	TOTAL
Assets:
Common Stocks
Auto Components	$4,049,998	$—	$—	$4,049,998
Biotechnology	4,239,123	—	—	4,239,123
Building Products	7,592,153	—	—	7,592,153
Chemicals	7,864,803	—	—	7,864,803
Food Products	3,646,600	—	—	3,646,600
Health Care Equipment & Supplies	5,428,531	—	—	5,428,531
Health Care Providers & Services	4,103,321	—	—	4,103,321
Hotels, Restaurants & Leisure	3,488,268	—	—	3,488,268
Household Products	6,197,404	—	—	6,197,404
Information Technology Services	4,227,759	—	—	4,227,759
Machinery	3,925,315	—	—	3,925,315
Pharmaceuticals	10,367,473	—	—	10,367,473
Professional Services	12,642,886	—	—	12,642,886
Semiconductors & Semiconductor Equipment	4,739,518	—	—	4,739,518
Software	4,986,047	—	—	4,986,047
Textiles, Apparel & Luxury Goods	7,774,016	—	—	7,774,016
Tobacco	4,269,908	—	—	4,269,908
Total Common Stocks	99,543,123	—	—	99,543,123
Short-Term Investment
Investment Company	956,144	—	—	956,144
Total Assets	$100,499,267	$—	$—	$100,499,267

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes.

Morgan Stanley European Equity Fund Inc.

Notes to Financial Statements  ■  April 30, 2019 (unaudited) continued

3. Advisory/Administration and Sub-Advisory Agreements

Pursuant to an Investment Advisory Agreement with the Adviser, the Fund pays an advisory fee, accrued daily and paid monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.87% to the portion of the daily net assets not exceeding $500 million; 0.82% to the portion of the daily net assets exceeding $500 million but not exceeding $2 billion; 0.77% to the portion of the daily net assets exceeding $2 billion but not exceeding $3 billion; and 0.745% to the portion of the daily net assets exceeding $3 billion. For the six months ended April 30, 2019, the advisory fee rate (net of waiver/rebate) was equivalent to an annual effective rate of 0.69% of the Fund's average daily net assets.

The Adviser also serves as the Administrator to the Fund and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Fund's average daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street, State Street provides certain administrative services to the Fund. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

Under a Sub-Advisory Agreement between the Adviser and the Sub-Adviser, the Sub-Adviser provides the Fund with advisory services, subject to the overall supervision of the Adviser and the Fund's Officers and Directors. The Adviser pays the Sub-Adviser on a monthly basis a portion of the net advisory fees the Adviser receives from the Fund.

The Adviser/Administrator has agreed to reduce its advisory fee, its administration fee and/or reimburse the Fund so that total annual operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.40% for Class A, 1.39% for Class B, 1.90% for Class L, 1.05% for Class I and 2.15% for Class C. Effective February 28, 2019, the Adviser/Administrator has agreed to reduce its advisory fee, its administration fee and/or reimburse the Fund so that the total annual operating expense will not exceed 1.38% for Class A. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospectus or until such time that the Directors act to discontinue all or a portion of such waivers and/or expense reimbursements when they deem such action is appropriate. For the six months ended April 30, 2019, $85,920 of advisory fees were waived and $22,574 of other expenses were reimbursed by the Adviser pursuant to this arrangement.

Morgan Stanley European Equity Fund Inc.

Notes to Financial Statements  ■  April 30, 2019 (unaudited) continued

4. Plan of Distribution

Shares of the Fund are distributed by Morgan Stanley Distribution, Inc. (the "Distributor"), an affiliate of the Adviser/Administrator and Sub-Adviser. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A — up to 0.25% of the average daily net assets of Class A shares; (ii) Class B — up to 1.00% of the average daily net assets of Class B shares; (iii) Class L — up to 0.75% of the average daily net assets of Class L shares; and (iv) Class C — up to 1.00% of the average daily net assets of Class C shares.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may or may not be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Directors will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that there were no excess expenses at April 30, 2019.

The Fund's Distributor has agreed to reduce the 12b-1 fee on Class B shares of the Fund to the extent it exceeds 0.24% of the average daily net assets of such shares on an annualized basis. This waiver will continue for at least one year or until such time that the Directors act to discontinue all or a portion of such waiver when they deem that such action is appropriate. For the six months ended April 30, 2019, the distribution fee was accrued for Class B at an annual rate of 0.24%.

At April 30, 2019, included in the Statement of Assets and Liabilities is a receivable from the Fund's Distributor which represents payments due to be reimbursed to the Fund under the Plan. Because the Plan is what is referred to as a "reimbursement plan", the Distributor reimburses to the Fund any 12b-1 fees collected in excess of the actual distribution expenses incurred. This receivable represents this excess amount as of April 30, 2019.

In the case of Class A shares, Class L shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25%, 0.75% and 1.00% of the average daily net assets of Class A shares, Class L shares and Class C shares, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales commission credited to Financial Intermediaries at the time of sale may be reimbursed in the subsequent calendar year. For the six months ended April 30, 2019, the distribution fee was accrued for Class A shares, Class L shares and Class C shares at the annual rate of 0.25%, 0.75% and 1.00%, respectively.

Morgan Stanley European Equity Fund Inc.

Notes to Financial Statements  ■  April 30, 2019 (unaudited) continued

The Distributor has informed the Fund that for the six months ended April 30, 2019, it received contingent deferred sales charges from certain redemptions of the Fund's Class A shares of $665 and received $500 in front-end sales charges from sales of the Fund's Class A shares. Class A shareholders pay such charges, which are not an expense of the Fund.

5. Dividend Disbursing and Transfer Agent

The Fund's dividend disbursing and transfer agent is DST Asset Manager Solutions, Inc. ("DST"). Pursuant to a Transfer Agency Agreement, the Fund pays DST a fee based on the number of classes, accounts and transactions relating to the Fund.

6. Security Transactions and Transactions with Affiliates

The cost of purchases and proceeds from sales of investment securities, excluding short-term investments, for the six months ended April 30, 2019, aggregated $7,929,402 and $12,586,019, respectively.

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds – Treasury Securities Portfolio (the "Liquidity Funds"), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the six months ended April 30, 2019, advisory fees paid were reduced by $870 relating to the Fund's investment in the Liquidity Funds.

A summary of the Fund's transactions in shares of affiliated investments during the six months ended April 30, 2019 is as follows:

AFFILIATED INVESTMENT COMPANY	VALUE OCTOBER 31, 2018	PURCHASES AT COST	PROCEEDS FROM SALES	DIVIDEND INCOME	REALIZED GAIN (LOSS)	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE APRIL 30, 2019
Liquidity Funds	$1,168,079	$8,257,388	$8,469,323	$9,765	$—	$—	$956,144

The Fund has an unfunded noncontributory defined benefit pension plan covering certain independent Directors of the Fund who will have served as independent Directors for at least five years at the time of retirement. Benefits under this plan are based on factors which include years of service and compensation. The Directors voted to close the plan to new participants and eliminate the future benefits growth due to increases to compensation after July 31, 2003. Aggregate pension costs for the six months ended April 30, 2019, included in "Directors' fees and expenses" in the Statement of

Morgan Stanley European Equity Fund Inc.

Notes to Financial Statements  ■  April 30, 2019 (unaudited) continued

Operations amounted to $1,059. At April 30, 2019, the Fund had an accrued pension liability of $45,327, which is reflected as "Directors' fees" in the Statement of Assets and Liabilities.

The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the six months ended April 30, 2019, the Fund did not engage in any cross-trade transactions.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Director to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Directors. Each eligible Director generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Fund.

7. Purposes of and Risks Relating to Certain Financial Instruments

At April 30, 2019, investments in securities of issuers in the Germany, Switzerland and United Kingdom represented 20.2%, 21.7% and 19.5%, respectively, of the Fund's net assets. These investments, as well as other non-U.S. investments, which involve risks and considerations not present with respect to U.S. securities, may be affected by economic or political developments in these countries.

The Fund may lend securities to qualified financial institutions, such as broker-dealers, to earn additional income. Risks in securities lending transactions are that a borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral plus any rebate that is required to be returned to the borrower.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Morgan Stanley European Equity Fund Inc.

Notes to Financial Statements  ■  April 30, 2019 (unaudited) continued

8. Custodian Fees

State Street (the "Custodian") also serves as Custodian for the Fund in accordance with a Custodian Agreement. The Custodian holds cash, securities and other assets of the Fund as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

9. Capital Stock

Transactions in capital stock were as follows:

	FOR THE SIX MONTHS ENDED APRIL 30, 2019		FOR THE YEAR ENDED OCTOBER 31, 2018
	(unaudited)
	SHARES	AMOUNT	SHARES	AMOUNT
CLASS A SHARES
Sold	4,828,374	$87,186,760	25,207	$479,099
Reinvestment of dividends	1,539	24,569	2,466	46,067
Redeemed	(211,220)	(3,688,308)	(78,879)	(1,486,651)
Net increase (decrease) — Class A	4,618,693	83,523,021	(51,206)	(961,485)
CLASS B SHARES
Exchanged	1,394	16,591	2,456	43,902
Reinvestment of dividends	35,600	536,852	36,835	651,239
Redeemed	(5,320,379)	(90,603,023)	(656,643)	(11,660,570)
Net decrease — Class B	(5,283,385)	(90,049,580)	(617,352)	(10,965,429)
CLASS L SHARES
Exchanged	— @	— @@	— @	5
Reinvestment of dividends	14	216	209	3,731
Redeemed	(7,444)	(120,032)	(18,877)	(337,989)
Net decrease — Class L	(7,430)	(119,816)	(18,668)	(334,253)
CLASS I SHARES
Sold	146,227	2,658,499	118,113	2,256,924
Reinvestment of dividends	3,611	59,806	2,416	46,899
Redeemed	(78,018)	(1,370,709)	(138,800)	(2,828,247)
Net increase (decrease) — Class I	71,820	1,347,596	(18,271)	(524,424)
CLASS C SHARES
Sold	34	613	2,785	50,494
Redeemed	(3,191)	(51,576)	(20,839)	(372,036)
Net decrease — Class C	(3,157)	(50,963)	(18,054)	(321,542)
Net decrease in Fund	(603,459)	$(5,349,742)	(723,551)	$(13,107,133)

@  Amount is less than 0.50 shares.

@@  Amount is less than $0.50.

Morgan Stanley European Equity Fund Inc.

Notes to Financial Statements  ■  April 30, 2019 (unaudited) continued

10. Federal Income Tax Status

It is the Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for federal income taxes is required in the financial statements.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Each of the tax years in the four-year period ended October 31, 2018 remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown for GAAP purposes due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2018 and 2017 was as follows:

2018 DISTRIBUTIONS PAID FROM: ORDINARY INCOME	2017 DISTRIBUTIONS PAID FROM: ORDINARY INCOME
$783,997	$2,762,052

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Morgan Stanley European Equity Fund Inc.

Notes to Financial Statements  ■  April 30, 2019 (unaudited) continued

Permanent differences, primarily due to foreign currency losses and an expired capital loss carryforward, resulted in the following reclassifications among the Fund's components of net assets at October 31, 2018:

TOTAL DISTRIBUTABLE EARNINGS (LOSS)	PAID-IN-CAPITAL
$9,755,717	$(9,755,717)

At October 31, 2018, the components of distributable earnings for the Fund on a tax basis were as follows:

UNDISTRIBUTED ORDINARY INCOME	UNDISTRIBUTED LONG-TERM CAPITAL GAIN
$648,227	$—

During the year ended October 31, 2018, capital loss carryforwards of $9,757,786 expired for federal income tax purposes.

During the year ended October 31, 2018, the Fund utilized capital loss carryforwards for U.S. federal income tax purposes of $5,442,689.

11. Credit Facility

The Fund and other Morgan Stanley funds participated in a $150,000,000 committed, unsecured revolving line of credit facility (the "Facility") with State Street. Effective April 22, 2019, the committed line amount increased to $300,000,000. This Facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate on borrowings is based on the federal funds rate or 1 month LIBOR rate plus a spread. The Facility also has a commitment fee of 0.25% per annum based on the unused portion of the Facility. During the six months ended April 30, 2019, the Fund did not have any borrowings under the Facility.

12. Other

At April 30, 2019, the Fund had record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Fund. The aggregate percentage of such owners was 65.6%.

Morgan Stanley European Equity Fund Inc.

Financial Highlights

Selected ratios and per share data for a share of outstanding throughout each period:

	FOR THE SIX MONTHS ENDED		FOR THE YEAR ENDED OCTOBER 31,
	APRIL 30, 2019		2018		2017		2016(1)		2015		2014
	(unaudited)
Class A Shares
Selected Per Share Data:
Net asset value, beginning of period	$17.50		$18.76		$15.39		$17.47		$18.89		$19.65
Income (loss) from investment operations:
Net investment income(2)	0.28		0.11		0.10		0.40		0.34		0.72
Net realized and unrealized gain (loss)	0.88		(1.26)		3.63		(2.15)		(1.06)		(1.15)
Total income (loss) from investment operations	1.16		(1.15)		3.73		(1.75)		(0.72)		(0.43)
Less dividends from net investment income	(0.08)		(0.11)		(0.36)		(0.33)		(0.70)		(0.33)
Redemption fees	0.00	(3)	—		—		—		—		—
Net asset value, end of period	$18.58		$17.50		$18.76		$15.39		$17.47		$18.89
Total Return(4)	6.73%	(8)	(6.14)%		24.77%		(10.13)%		(3.92)%		(2.26)%
Ratios to Average Net Assets:
Net expenses	1.33%	(5)(6)(9)	1.40%	(5)(6)	1.40%	(5)(6)	1.40%	(5)(6)	1.40%	(5)(6)	1.47%	(5)(6)
Net investment income	3.11%	(5)(6)(9)	0.61%	(5)(6)	0.59%	(5)(6)	2.50%	(5)(6)	1.86%	(5)(6)	3.57%	(5)(6)
Rebate from Morgan Stanley affiliate	0.00%	(7)(9)	0.00%	(7)	0.00%	(7)	0.00%	(7)	0.00%	(7)	0.00%	(7)
Supplemental Data:
Net assets, end of period, in thousands	$92,515		$6,307		$7,719		$6,693		$11,518		$7,580
Portfolio turnover rate	8%	(8)	11%		65%		23%		25%		19%

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class A shares. The annualized expense and net investment income ratios would be unchanged as the reimbursement of custodian fees was offset against current period expense waivers/reimbursements with no impact to net expenses or net investment income.

(2)  The per share amounts were computed using an average number of shares outstanding during the period.

(3)  Amount is less than $0.005 per share.

(4)  Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.

(5)  The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as "Rebate from Morgan Stanley affiliate."

(6)  If the Fund had borne all of its expenses that were waived by the Adviser/Administrator, the annualized expense and net investment income ratios would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT INCOME RATIO
April 30, 2019	1.52%	2.92%
October 31, 2018	1.62	0.39
October 31, 2017	1.72	0.27
October 31, 2016	1.60	2.30
October 31, 2015	1.63	1.63
October 31, 2014	1.57	3.47

(7)  Amount is less than 0.005%.

(8)  Not annualized.

(9)  Annualized.

See Notes to Financial Statements

Morgan Stanley European Equity Fund Inc.

Financial Highlights continued

	FOR THE SIX MONTHS ENDED		FOR THE YEAR ENDED OCTOBER 31,
	APRIL 30, 2019		2018		2017		2016(1)		2015		2014
	(unaudited)
Class B Shares
Selected Per Share Data:
Net asset value, beginning of period	$16.57		$17.77		$14.61		$16.60		$18.01		$18.74
Income (loss) from investment operations:
Net investment income(2)	0.06		0.11		0.10		0.35		0.31		0.67
Net realized and unrealized gain (loss)	1.02		(1.19)		3.44		(2.02)		(1.00)		(1.09)
Total income (loss) from investment operations	1.08		(1.08)		3.54		(1.67)		(0.69)		(0.42)
Less dividends from net investment income	(0.11)		(0.12)		(0.38)		(0.32)		(0.72)		(0.31)
Redemption fees	0.00	(3)	—		—		—		—		—
Net asset value, end of period	$17.54		$16.57		$17.77		$14.61		$16.60		$18.01
Total Return(4)	6.55%	(8)	(6.08)%		24.85%		(10.17)%		(3.93)%		(2.28)%
Ratios to Average Net Assets:
Net expenses	1.39%	(5)(6)(9)	1.37%	(5)(6)	1.39%	(5)(6)	1.39%	(5)(6)	1.39%	(5)(6)	1.50%	(5)(6)
Net investment income	0.72%	(5)(6)(9)	0.61%	(5)(6)	0.62%	(5)(6)	2.34%	(5)(6)	1.78%	(5)(6)	3.54%	(5)(6)
Rebate from Morgan Stanley affiliate	0.00%	(7)(9)	0.00%	(7)	0.00%	(7)	0.00%	(7)	0.00%	(7)	0.00%	(7)
Supplemental Data:
Net assets, end of period, in thousands	$321		$87,870		$105,158		$99,149		$127,644		$149,298
Portfolio turnover rate	8%	(8)	11%		65%		23%		25%		19%

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class B shares. The annualized expense and net investment income ratios would be unchanged as the reimbursement of custodian fees was offset against current period expense waivers/reimbursements with no impact to net expenses or net investment income.

(2)  The per share amounts were computed using an average number of shares outstanding during the period.

(3)  Amount is less than $0.005 per share.

(4)  Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.

(5)  The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as "Rebate from Morgan Stanley affiliate."

(6)  If the Fund had borne all of its expenses that were waived by the Adviser/Administrator, the annualized expense and net investment income ratios would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT INCOME RATIO
April 30, 2019	1.62%	0.49%
October 31, 2018	1.53	0.45
October 31, 2017	1.69	0.32
October 31, 2016	1.60	2.13
October 31, 2015	1.59	1.57
October 31, 2014	2.29	2.75

(7)  Amount is less than 0.005%.

(8)  Not annualized.

(9)  Annualized.

See Notes to Financial Statements

Morgan Stanley European Equity Fund Inc.

Financial Highlights continued

	FOR THE SIX MONTHS ENDED		FOR THE YEAR ENDED OCTOBER 31,
	APRIL 30, 2019		2018		2017		2016(1)		2015		2014
	(unaudited)
Class L Shares
Selected Per Share Data:
Net asset value, beginning of period	$16.68		$17.88		$14.69		$16.66		$18.05		$18.79
Income (loss) from investment operations:
Net investment income(2)	0.06		0.01		0.02		0.28		0.22		0.58
Net realized and unrealized gain (loss)	1.01		(1.18)		3.46		(2.03)		(1.00)		(1.11)
Total income (loss) from investment operations	1.07		(1.17)		3.48		(1.75)		(0.78)		(0.53)
Less dividends from net investment income	(0.00	)(3)	(0.03)		(0.29)		(0.22)		(0.61)		(0.21)
Redemption fees	0.00	(3)	—		—		—		—		—
Net asset value, end of period	$17.75		$16.68		$17.88		$14.69		$16.66		$18.05
Total Return(4)	6.43%	(8)	(6.56)%		24.16%		(10.59)%		(4.40)%		(2.86)%
Ratios to Average Net Assets:
Net expenses	1.90%	(5)(6)(9)	1.90%	(5)(6)	1.90%	(5)(6)	1.90%	(5)(6)	1.90%	(5)(6)	2.03%	(5)(6)
Net investment income	0.74%	(5)(6)(9)	0.08%	(5)(6)	0.12%	(5)(6)	1.86%	(5)(6)	1.23%	(5)(6)	3.01%	(5)(6)
Rebate from Morgan Stanley affiliate	0.00%	(7)(9)	0.00%	(7)	0.00%	(7)	0.00%	(7)	0.00%	(7)	0.00%	(7)
Supplemental Data:
Net assets, end of period, in thousands	$1,870		$1,881		$2,350		$2,143		$3,190		$3,480
Portfolio turnover rate	8%	(8)	11%		65%		23%		25%		19%

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class L shares. The annualized expense and net investment income ratios would be unchanged as the reimbursement of custodian fees was offset against current period expense waivers/reimbursements with no impact to net expenses or net investment income.

(2)  The per share amounts were computed using an average number of shares outstanding during the period.

(3)  Amount is less than $0.005 per share.

(4)  Calculated based on the net asset value as of the last business day of the period.

(5)  The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as "Rebate from Morgan Stanley affiliate."

(6)  If the Fund had borne all of its expenses that were waived by the Adviser/Administrator, the annualized expense and net investment income (loss) ratios would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT INCOME (LOSS) RATIO
April 30, 2019	2.22%	0.42%
October 31, 2018	2.12	(0.14)
October 31, 2017	2.39	(0.37)
October 31, 2016	2.31	1.45
October 31, 2015	2.29	0.84
October 31, 2014	2.16	2.88

(7)  Amount is less than 0.005%.

(8)  Not annualized.

(9)  Annualized.

See Notes to Financial Statements

Morgan Stanley European Equity Fund Inc.

Financial Highlights continued

	FOR THE SIX MONTHS ENDED		FOR THE YEAR ENDED OCTOBER 31,
	APRIL 30, 2019		2018		2017		2016(1)		2015		2014
	(unaudited)
Class I Shares
Selected Per Share Data:
Net asset value, beginning of period	$18.24		$19.54		$16.03		$18.18		$19.64		$20.39
Income (loss) from investment operations:
Net investment income(2)	0.15		0.17		0.16		0.43		0.39		0.80
Net realized and unrealized gain (loss)	1.08		(1.29)		3.79		(2.19)		(1.08)		(1.20)
Total income (loss) from investment operations	1.23		(1.12)		3.95		(1.76)		(0.69)		(0.40)
Less dividends from net investment income	(0.17)		(0.18)		(0.44)		(0.39)		(0.77)		(0.35)
Redemption fees	0.00	(3)	—		—		—		—		—
Net asset value, end of period	$19.30		$18.24		$19.54		$16.03		$18.18		$19.64
Total Return(4)	6.91%	(8)	(5.81)%		25.28%		(9.83)%		(3.59)%		(2.02)%
Ratios to Average Net Assets:
Net expenses	1.05%	(5)(6)(9)	1.05%	(5)(6)	1.05%	(5)(6)	1.05%	(5)(6)	1.05%	(5)(6)	1.19%	(5)(6)
Net investment income	1.64%	(5)(6)(9)	0.87%	(5)(6)	0.89%	(5)(6)	2.61%	(5)(6)	2.03%	(5)(6)	3.85%	(5)(6)
Rebate from Morgan Stanley affiliate	0.00%	(7)(9)	0.00%	(7)	0.00%	(7)	0.00%	(7)	0.00%	(7)	0.00%	(7)
Supplemental Data:
Net assets, end of period, in thousands	$6,343		$4,685		$5,375		$542		$1,034		$852
Portfolio turnover rate	8%	(8)	11%		65%		23%		25%		19%

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class I shares. The annualized expense and net investment income ratios would be unchanged as the reimbursement of custodian fees was offset against current period expense waivers/reimbursements with no impact to net expenses or net investment income.

(2)  The per share amounts were computed using an average number of shares outstanding during the period.

(3)  Amount is less than $0.005 per share.

(4)  Calculated based on the net asset value as of the last business day of the period.

(5)  The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as "Rebate from Morgan Stanley affiliate."

(6)  If the Fund had borne all of its expenses that were waived by the Adviser/Administrator, the annualized expense and net investment income ratios would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT INCOME RATIO
April 30, 2019	1.32%	1.37%
October 31, 2018	1.34	0.58
October 31, 2017	1.33	0.61
October 31, 2016	1.71	1.95
October 31, 2015	1.51	1.57
October 31, 2014	1.38	3.66

(7)  Amount is less than 0.005%.

(8)  Not annualized.

(9)  Annualized.

See Notes to Financial Statements

Morgan Stanley European Equity Fund Inc.

Financial Highlights continued

	FOR THE SIX MONTHS ENDED		FOR THE YEAR ENDED OCTOBER 31,						PERIOD FROM APRIL 30, 2015(2) TO
	APRIL 30, 2019		2018		2017		2016(1)		OCTOBER 31, 2015
	(unaudited)
Class C Shares
Selected Per Share Data:
Net asset value, beginning of period	$16.59		$17.80		$14.56		$16.64		$18.41
Income (loss) from investment operations:
Net investment income (loss)(3)	0.03		(0.00	)(4)	(0.02)		0.25		0.02
Net realized and unrealized gain (loss)	1.02		(1.21)		3.44		(2.03)		(1.79)
Total income (loss) from investment operations	1.05		(1.21)		3.42		(1.78)		(1.77)
Less dividends from net investment income	—		—		(0.18)		(0.30)		—
Redemption fees	0.00	(4)	—		—		—		—
Net asset value, end of period	$17.64		$16.59		$17.80		$14.56		$16.64
Total Return(5)	6.33%	(9)	(6.80)%		23.80%		(10.82)%		(9.61)%	(9)
Ratios to Average Net Assets:
Net expenses	2.15%	(6)(7)(10)	2.15%	(6)(7)	2.15%	(6)(7)	2.15%	(6)(7)	2.15%	(6)(7)(10)
Net investment income (loss)	0.38%	(6)(7)(10)	(0.02)%	(6)(7)	(0.12)%	(6)(7)	1.62%	(6)(7)	0.22%	(6)(7)(10)
Rebate from Morgan Stanley affiliate	0.00%	(8)(10)	0.00%	(8)	0.00%	(8)	0.00%	(8)	0.00%	(8)(10)
Supplemental Data:
Net assets, end of period, in thousands	$232		$270		$611		$767		$1,152
Portfolio turnover rate	8%	(9)	11%		65%		23%		25%

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class C shares. The annualized expense and net investment income ratios would be unchanged as the reimbursement of custodian fees was offset against current period expense waivers/reimbursements with no impact to net expenses or net investment income.

(2)  Commencement of Offering.

(3)  The per share amounts were computed using an average number of shares outstanding during the period.

(4)  Amount is less than $0.005 per share.

(5)  Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.

(6)  The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as "Rebate from Morgan Stanley affiliate."

(7)  If the Fund had borne all of its expenses that were waived by the Adviser/Administrator, the annualized expense and net investment income (loss) ratios would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT INCOME (LOSS) RATIO
April 30, 2019	3.17%	(0.64)%
October 31, 2018	2.68	(0.55)
October 31, 2017	2.70	(0.67)
October 31, 2016	2.45	1.32
October 31, 2015	2.54	(0.17)

(8)  Amount is less than 0.005%.

(9)  Not annualized.

(10)  Annualized.

See Notes to Financial Statements

Morgan Stanley European Equity Fund Inc.

Privacy Notice (unaudited)

FACTS	WHAT DOES MSIM DO WITH YOUR PERSONAL INFORMATION?
Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■ investment experience and risk tolerance
■ checking account number and wire transfer instructions
How?

All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information; the reasons MSIM chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does MSIM share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don't share
For our affiliates' everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates' everyday business purposes — information about your creditworthiness	No	We don't share
For our affiliates to market to you	No	We don't share
For our non-affiliates to market to you	No	We don't share

Questions?  Call toll-free (844) 312-6327 or email: imprivacyinquiries@morganstanley.com

Morgan Stanley European Equity Fund Inc.

Privacy Notice (unaudited) continued

Who we are
Who is providing this notice?	Morgan Stanley Investment Management, Inc. and its affiliated registered investment advisers, registered broker-dealers, and registered and unregistered funds ("MSIM")
What we do
How does MSIM protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.

How does MSIM collect my personal information?	We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■ buy securities from us or make a wire transfer
■ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can't I limit all sharing?	Federal law gives you the right to limit only
■ sharing for affiliates' everyday business purposes — information about your creditworthiness
■ affiliates from using your information to market to you
■ sharing for non-affiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.

Morgan Stanley European Equity Fund Inc.

Privacy Notice (unaudited) continued

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
■ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ MSIM does not share with non-affiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ MSIM doesn't jointly market
Other important information

Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Non-affiliates unless you provide us with your written consent to share such information.

California: Except as permitted by law, we will not share personal information we collect about California residents with Non-affiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.

Directors

Frank L. Bowman
Kathleen A. Dennis
Nancy C. Everett
Jakki L. Haussler
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Patricia Maleski
Michael E. Nugent, Chair of the Board
W. Allen Reed

Officers

John H. Gernon
President and Principal Executive Officer
Timothy J. Knierim
Chief Compliance Officer
Francis J. Smith
Treasurer and Principal Financial Officer
Mary E. Mullin
Secretary
Michael J. Key
Vice President

Transfer Agent

DST Asset Manager Solutions, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Directors

Perkins Coie LLP
1155 Avenue of the Americas
New York, New York 10036

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Sub-Adviser

Morgan Stanley Investment Management Limited
25 Cabot Square, Canary Wharf
London, E14 4QA, England

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its Directors. It is available, without charge, by calling (800) 548-7786.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Please read the Prospectus carefully before investing.

Morgan Stanley Distribution, Inc., member FINRA.

© 2019 Morgan Stanley

  EUGSAN
2553293 EXP. 06.30.20

Item 2.  Code of Ethics.

Not applicable for semiannual reports.

Item 3.  Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semiannual reports.

Item 6.

(a) Refer to Item 1.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to annual reports filed by closed-end funds.

Item 9. Closed-End Fund Repurchases

Applicable to reports filed by closed-end funds.

Item 10. Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominee to the Fund’s Board of Directors since the Fund last provided disclosure in response to this item.

Item 11. Controls and Procedures

(a)  The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the registrant’s internal control over financial reporting that occurred during the most recent fiscal half-year period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed End Management Investment Companies.

Not Applicable.

Item 13. Exhibits

(a) Code of Ethics — Not applicable for semiannual reports.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley European Equity Fund Inc.

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
June 18, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
June 18, 2019

/s/ Francis Smith
Francis Smith
Principal Financial Officer
June 18, 2019